Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	R$ 5,853	R$ 6,270
Machinery and Equipment [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	R$ 72	R$ 78
Depreciation period (in years)	3 years	3 years
Furniture [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	R$ 691	R$ 577
Depreciation period (in years)	10 years	10 years
Computers and Peripherals [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	R$ 2,778	R$ 3,424
Depreciation period (in years)	5 years	5 years
Facilities [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	R$ 267	R$ 295
Depreciation period (in years)	10 years	10 years
Work in Progress [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount		R$ 47
Leasehold Improvements [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	50	58
Right- of-Use Asset [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Net amount	1,995	1,791
Cost [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	11,447	8,529
Additions	2,401	3,076
Disposals	(1,425)	(158)
Ending balance	12,423	11,447
Cost [Member] | Machinery and Equipment [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	108	108
Additions	47
Disposals
Ending balance	155	108
Cost [Member] | Furniture [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	898	809
Additions	240	100
Disposals	(109)	(11)
Ending balance	1,029	898
Cost [Member] | Computers and Peripherals [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	5,251	3,826
Additions	690	1,572
Disposals	(567)	(147)
Ending balance	5,374	5,251
Cost [Member] | Facilities [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	386	229
Additions	22	157
Disposals	(13)
Ending balance	395	386
Cost [Member] | Work in Progress [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	47	47
Additions
Disposals	(47)
Ending balance		47
Cost [Member] | Leasehold Improvements [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	320	320
Additions	59
Disposals	(7)
Ending balance	372	320
Cost [Member] | Right- of-Use Asset [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	4,437	3,190
Additions	1,343	1,247
Disposals	(682)
Ending balance	5,098	4,437
Accumulated Depreciation [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(5,177)	(3,104)
Depreciation expense	(2,201)	(2,175)
Disposals	808	102
Ending balance	(6,570)	(5,177)
Accumulated Depreciation [Member] | Machinery and Equipment [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(30)	(19)
Depreciation expense	(53)	(11)
Disposals
Ending balance	(83)	(30)
Accumulated Depreciation [Member] | Furniture [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(321)	(241)
Depreciation expense	(88)	(87)
Disposals	71	7
Ending balance	(338)	(321)
Accumulated Depreciation [Member] | Computers and Peripherals [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(1,827)	(895)
Depreciation expense	(1,099)	(1,027)
Disposals	330	95
Ending balance	(2,596)	(1,827)
Accumulated Depreciation [Member] | Facilities [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(91)	(57)
Depreciation expense	(40)	(34)
Disposals	3
Ending balance	(128)	(91)
Accumulated Depreciation [Member] | Work in Progress [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance
Depreciation expense
Disposals
Ending balance
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(262)	(137)
Depreciation expense	(64)	(125)
Disposals	4
Ending balance	(322)	(262)
Accumulated Depreciation [Member] | Right- of-Use Asset [Member]
Schedule of Fixed and Right-of-Use Assets [Line Items]
Beginning balance	(2,646)	(1,755)
Depreciation expense	(857)	(891)
Disposals	400
Ending balance	R$ (3,103)	R$ (2,646)